Minimum future lease payments for operating and capital leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Lease Obligations [Line Items]
2013	$ 118
2014	122
2015	96
2016	96
2017	77
Thereafter	355
Total Minimum Lease Payments	864
2013	166
2014	166
2015	166
2016	168
2017	191
Thereafter	745
Total Minimum Lease Payments	1,602
Less: Amounts representing interest	(187)
Present value of minimum lease payments	$ 1,415	$ 1,540